UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6623

        Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Select Tax-Free Income Portfolio (NXC) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Consumer Staples - 2.1%
$235	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County	6/15 at 100.00	BBB	$227,621
	Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,675	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Revenue Bonds,	6/12 at 100.00	BBB	1,694,313
	Fresno County Tobacco Funding Corporation, Series 2002, 5.625%, 6/01/23

1,910	Total Consumer Staples			1,921,934

	Education and Civic Organizations - 12.2%
1,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 1999P, 5.000%, 12/01/23	12/09 at 101.00	AAA	1,055,430
1,000	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A, 5.500%,	10/12 at 100.00	A2	1,058,800
	10/01/32
2,600	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2002, 5.250%,	11/11 at 100.00	A2	2,722,720
	11/01/21
3,000	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	3,191,610
	Series 2001, 5.500%, 10/01/1
2,000	California State Public Works Board, Lease Revenue Bonds, University of California System, Series 2002A,	10/12 at 100.00	AAA	2,092,500
	5.000%, 10/01/22 - FSA Insured
1,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium	11/11 at 101.00	AAA	1,056,600
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

10,600	Total Education and Civic Organizations			11,177,660

	Health Care - 9.1%
225	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005,	11/15 at 100.00	A3	229,257
	5.000%, 11/15/34
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	2,118,600
	Series 2001A, 5.550%, 8/01/31
1,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital,	6/13 at 100.00	AAA	1,611,825
	Series 2003B, 5.250%, 6/01/18 - FSA Insured
1,500	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds, Mission	11/09 at 102.00	A	1,576,830
	Community Hospital, Series 2001, 5.375%, 11/01/26
90	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System,	7/15 at 100.00	BBB+	93,236
	Series 2005A, 5.250%, 7/01/24
1,880	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Orthopaedic Hospital	6/07 at 101.00	AAA	1,953,809
	Foundation, Series 2000, 5.500%, 6/01/17 - AMBAC Insured
790	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of	2/06 at 100.00	Baa2	790,032
	Central California, Series 1993, 5.000%, 2/01/23

7,985	Total Health Care			8,373,589

	Housing/Multifamily - 0.9%
750	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH - Irvine East	8/12 at 100.00	A	792,968
	Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 - ACA Insured

	Industrials - 1.4%
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc.,	6/23 at 100.00	BBB+	1,320,925
	Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)

	Long-Term Care - 1.7%
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue Bonds,	11/12 at 100.00	A	1,573,260
	Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22

	Tax Obligation/General - 22.1%
	California, General Obligation Bonds, Series 2003:
500	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	543,835
1,450	5.250%, 2/01/21	8/13 at 100.00	A	1,561,838
1,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,068,580
	California, General Obligation Bonds, Series 2004:
750	5.000%, 2/01/23	2/14 at 100.00	A	786,293
800	5.125%, 4/01/25	4/14 at 100.00	A	845,104
2,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	2,125,240
	5.000%, 8/01/21 - FGIC Insured
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds,
	School District Program, Series 1999A:
4,650	0.000%, 8/01/16 - MBIA Insured	No Opt. Call	AAA	2,955,261
1,750	0.000%, 2/01/17 - MBIA Insured	No Opt. Call	AAA	1,082,270
2,375	0.000%, 8/01/17 - MBIA Insured	No Opt. Call	AAA	1,435,688
2,345	0.000%, 2/01/18 - MBIA Insured	No Opt. Call	AAA	1,380,713
395	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	417,953
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General Obligation
	Capital Appreciation Bonds, Series 1995C:
1,015	0.000%, 5/01/17 - MBIA Insured	No Opt. Call	AAA	620,612
1,080	0.000%, 5/01/18 - MBIA Insured	No Opt. Call	AAA	628,808
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
130	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	137,240
135	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	142,409
1,500	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	1,650,585
	Series 2003E, 5.250%, 7/01/24 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds,
	Series 2005A:
100	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	105,931
150	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	158,531
2,565	Sunnyvale School District, Santa Clara County, California, General Obligation Bonds,	9/15 at 100.00	AAA	2,715,052
	Series 2005A, 5.000%, 9/01/26 - FSA Insured

24,690	Total Tax Obligation/General			20,361,943

	Tax Obligation/Limited - 16.8%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	AA	1,068,150
	Series 2003, 5.625%, 10/01/33 - RAAI Insured
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Calipatria State Prison,	No Opt. Call	AAA	4,195,485
	Series 1991A, 6.500%, 9/01/17 - MBIA Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State	6/14 at 100.00	A-	1,082,140
	Hospital, Series 2004A, 5.500%, 6/01/23
1,250	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	1,354,813
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment	10/15 at 100.00	AAA	1,043,870
	Project, Series 2005A, 5.000%, 10/01/32 - AMBAC Insured
90	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	95,558
	9/01/20 - XLCA Insured
1,300	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,337,206
	Series 2004A, 5.625%, 8/15/34
105	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%,	9/15 at 100.00	AAA	108,532
	9/01/35 - XLCA Insured
215	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A,	10/15 at 100.00	AAA	222,280
	5.000%, 0/01/35 - XLCA Insured
605	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%,	No Opt. Call	AAA	682,089
	11/01/20 - MBIA Insured
3,000	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/21 -	6/15 at 100.00	AAA	3,207,900
	MBIA Insured
1,000	Santa Clara County Board of Education, California, Certificates of Participation, Series 2002, 5.000%,	4/12 at 101.00	AAA	1,041,450
	4/01/25 - MBIA Insured

14,065	Total Tax Obligation/Limited			15,439,473

	Transportation - 11.4%
1,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	BBB-	1,093,466
	5.000%, 1/01/35
5,000	Los Angeles Harbors Department, California, Revenue Refunding Bonds, Series 2001B, 5.500%, 8/01/17 -	8/11 at 100.00	AAA	5,352,547
	AMBAC Insured (Alternative Minimum Tax)
2,915	Palm Springs Financing Authority, California, Palm Springs Regional Airport Revenue Bonds, Series 1992,	1/06 at 100.00	AAA	2,920,830
	6.000%, 1/01/12 - MBIA Insured (Alternative Minimum Tax)
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	1,077,780

10,065	Total Transportation			10,444,623

	U.S. Guaranteed(3) - 10.4%
500	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A,	8/12 at 100.00	AA(3)	541,465
	5.000%, 8/01/26 (Pre-refunded 8/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	5.750%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	A2(3)	2,262,620
2,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	A2(3)	2,192,280
750	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2002A, 5.500%,	8/09 at 100.00	A1(3)	805,927
	8/01/32 (Pre-refunded 8/01/09)
1,400	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,558,116
	Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
2,000	North Orange County Community College District, California, General Obligation Bonds, Series 2002A,	8/12 at 101.00	AAA	2,170,660
	5.000%, 8/01/22 (Pre-refunded 8/01/12) - MBIA Insured

8,650	Total U.S. Guaranteed			9,531,068

	Utilities - 2.0%
200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	212,494
	5.000%, 7/01/21 - MBIA Insured
215	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 -	9/15 at 100.00	AAA	225,170
	XLCA Insured
1,225	Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992A, 6.250%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	1,359,701

1,640	Total Utilities			1,797,365
	Water and Sewer - 7.8%
2,160	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/11 at 101.00	AAA	2,308,651
	Financing Program, Series 2001B, 5.125%, 10/01/22 - FSA Insured
2,800	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/23 - FGIC Insured	6/08 at 101.00	AAA	2,920,288
825	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation, Solar	4/13 at 100.00	BBB	849,882
	Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,000	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project, Series 2003,	7/13 at 100.00	BBB+	1,046,910
	5.625%, 7/01/43

6,785	Total Water and Sewer			7,125,731

$89,890	Total Investments (cost $85,094,962) - 97.9%			89,860,539

	Other Assets Less Liabilities - 2.1%			1,961,733

	Net Assets - 100%			$91,822,272

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $85,093,904.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,785,925
Depreciation	(19,290)

Net unrealized appreciation (depreciation) of investments	$4,766,635

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.